TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivables [abstract]
Summary of Trade Accounts Receivable, Net

	Note	12.31.2025	12.31.2024
Foreign customers		255.6	293.8
Accounts receivable due from related parties	12.2	13.0	11.4
Domestic customers		29.1	29.8
		297.7	335.0
Expected credit losses		(6.6)	(12.2)
		291.1	322.8
Current		289.4	320.8
Non-current		1.7	2.0